Leases - Schedule of Supplemental Cash Flow Information Related to the Company's Operating Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Lease, Cost [Abstract]
Operating cash flows - cash paid for amounts included in the measurement of operating lease liabilities	$ 3,332
Operating ROU assets obtained in exchange for new lease liabilities	$ 71